MARKETABLE INVESTMENT SECURITIES (Details Narrative) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Marketable securities	$ 10,114	$ 10,114	$ 55,217
Brokerage Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deposits				$ 2,500,000
Brokerage Agreement [Member] | Bonds [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Marketable securities				450,751
Brokerage Agreement [Member] | US Treasury Securities [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Marketable securities				$ 1,981,061